Market Risk (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Market Risk [line items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	37 days
Positive trading days	86.00%
Percentage of P&C deposits in total funding	70.00%
100 bps increase [member]
Market Risk [line items]
EVE Sensitivity	$ (1,496)	$ (1,368)
Increase (decrease) to economic value of shareholders equity from prior period	128
NII Sensitivity	1,213	1,857
Increase (decrease) to net interest income from last period	(644)
100 bps decrease [member]
Market Risk [line items]
EVE Sensitivity	1,102	338
Increase (decrease) to economic value of shareholders equity from prior period	764
NII Sensitivity	(1,381)	$ (1,101)
Increase (decrease) to net interest income from last period	$ 280